Label	Element	Value
(PIMCO Funds - Supplement) | (PIMCO Long-Term Real Return Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pltrrf-20190823_SupplementTextBlock

PIMCO Funds

Supplement dated August 23, 2019
to the Real Return Strategy Funds Prospectus dated July 31, 2019, as supplemented (the "Prospectus")
and to the Statement of Additional Information dated July 31, 2019, as supplemented (the "SAI")

Disclosure Related to the PIMCO Long-Term Real Return Fund (the "Fund")

Effective October 1, 2019, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Management Fees decreasing by 0.05% for each share class of the Fund.

Accordingly, effective October 1, 2019, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table in the "Fund Summaries" section, and to the "Management of the Funds—Management Fees—Management Fee" and "Management of the Funds—Management Fees—Advisory Fee" sections. In addition, effective October 1, 2019, in the SAI, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" section.